UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:   March 31, 2019

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.4%
Capital Markets ― 3.6%
Affiliated Managers Group Inc.	14,392	$1,541,527
Ameriprise Financial Inc.	34,425	4,409,843
CME Group Inc.	12,000	1,974,960
Total Capital Markets		7,926,330

Commercial Banks ― 50.8%
Bank of America Corp.	286,000	7,890,740
Bank of the Ozarks Inc.	38,698	1,121,468
Banner Corp.	80,142	4,341,292
BOK Financial Corp.	31,314	2,553,657
Bryn Mawr Bank Corp.	70,000	2,529,100
Cadence BanCorp	150,000	2,782,500
Centerstate Banks Inc.	221,300	5,269,153
Coastal Financial Corp/WA	82,000	1,393,180	*
Columbia Banking System Inc.	116,805	3,818,356
Comerica Inc.	26,000	1,906,320
Farmers & Merchants Bank of Long Beach	200	1,640,000
Fifth Third Bancorp	104,400	2,632,968
First Financial Bancorp	57,000	1,371,420
First Foundation Inc.	123,000	1,669,110
First Western Financial Inc.	110,000	1,442,100	*
Franklin Financial Network Inc.	35,000	1,015,350
Heritage Financial Corp.	133,000	4,008,620
JPMorgan Chase & Co.	97,310	9,850,691
Level One Bancorp Inc.	29,000	674,540
National Commerce Corp.	20,000	784,200	*
Northrim Bancorp Inc.	39,100	1,345,822
Pacific City Financial Corp.	65,000	1,134,250
Pacific Premier Bancorp Inc.	65,263	1,731,427
People's Utah Bancorp	102,000	2,689,740
PNC Financial Services Group Inc.	20,000	2,453,200
QCR Holdings Inc.	126,500	4,290,880
SmartFinancial Inc.	50,000	945,500	*
Sterling Bancorp	268,200	4,996,566
SunTrust Banks Inc.	79,000	4,680,750
SVB Financial Group	26,000	5,781,360	*
TCF Financial Corp.	80,000	1,655,200
Texas Capital Bancshares Inc.	85,200	4,651,068	*
Towne Bank/Portsmouth VA	48,812	1,208,108
U.S. Bancorp	60,500	2,915,495
Univest Corp. of Pennsylvania	55,126	1,348,382
Webster Financial Corp.	73,895	3,744,260
Western Alliance Bancorp	121,000	4,965,840	*
Wintrust Financial Corp.	70,000	4,713,100
Total Commercial Banks		113,945,713

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Security	Shares	Value
Consumer Finance ― 2.8%
Discover Financial Services	89,000	$6,333,240
Total Consumer Finance		6,333,240

Diversified Financial Services ― 6.8%
Charles Schwab Corp.	116,000	4,960,160
Intercontinental Exchange Inc.	80,500	6,129,270
Voya Financial Inc.	83,000	4,146,680
Total Diversified Financial Services		15,236,110

Insurance ― 11.9%
American Financial Group Inc.	39,650	3,814,726
Brown & Brown Inc.	134,000	3,954,340
Chubb Limited	52,500	7,354,200
Hanover Insurance Group Inc.	40,000	4,566,800
Marsh & McLennan Cos Inc.	59,000	5,540,100
RenaissanceRe Holdings Ltd	10,000	1,435,000
Total Insurance		26,665,166

IT Services ― 12.7%
Black Knight Inc.	67,000	3,651,500	*
Fidelity National Information Services Inc.	27,000	3,053,700
Fiserv Inc.	27,680	2,443,590	*
Global Payments Inc.	36,699	5,010,147
I3 Verticals Inc.	110,480	2,653,730	*
Visa Inc., Class A Shares	54,400	8,496,736
Worldpay Inc.	28,000	3,178,000	*
Total IT Services		28,487,403

Professional Services ― 0.9%
Verisk Analytics Inc., Class A Shares	15,500	2,061,500
Total Professional Services		2,061,500

Real Estate Investment Trusts (REITs) ― 4.2%
Crown Castle International Corp.	40,000	5,120,000
Simon Property Group LP	23,500	4,281,935
Total Real Estate Investment Trusts (REITs)		9,401,935

Thrifts & Mortgage Finance ― 4.7%
Bridgewater Bancshares Inc.	165,000	1,701,150	*
FS Bancorp Inc.	17,000	858,160
Merchants Bancorp/IN	90,000	1,935,000
Riverview Bancorp Inc.	105,000	767,550
Territorial Bancorp Inc.	65,000	1,749,150
WSFS Financial Corp.	92,803	3,582,196
Total Thrifts & Mortgage Finance		10,593,206

Total Common Stocks (Cost ― $156,028,669)		220,650,603

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Security	Shares	Value
Short-Term Investment ― 1.6%
Fidelity Investments Money Market - Government Portfolio - Class I - 2.31%(a)	3,576,129	$3,576,129
Total Short-Term Investment (Cost ― $3,576,129)		3,576,129

Total Investments ― 100.0% (Cost ― $159,604,798)		224,226,732
Other Assets in Excess of Liabilities ― 0.0%		83,524
Total Net Assets ― 100.0%		$224,310,256

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 98.6%
Education ― 16.1%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,326,340
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2019	500,000	504,525
Frostburg State University Project	4.000%	10/1/2020	500,000	512,515
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	277,960
Salisbury University Project	5.000%	6/1/2027	455,000	488,324
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	1,978,273
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	544,955
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,671,731
Good Samaritan Hospital of Maryland	1.630%	4/1/2035	3,100,000	3,100,000	(c)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,152,380
Maryland Institute College of Art	4.000%	6/1/2042	250,000	254,810
Total Education				13,811,813

Health Care ― 22.3%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/2030	495,000	573,497
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,559,325
Maryland State EDC, Howard Hughes Medical Institute	1.600%	2/15/2043	500,000	500,000	(c)
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,512,012
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,200,623
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,080,636
Greater Baltimore Medical Center Inc.	1.680%	7/1/2025	800,000	800,000	(c)
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,760,920
James Lawrence Kernan Hospital	5.000%	7/1/2034	50,000	50,320
James Lawrence Kernan Hospital	1.250%	7/1/2041	800,000	800,000	(c)
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,254,000
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,203,712
The Johns Hopkins Hospital Issue	6.770%	7/1/2019	890,000	885,924	(a)
Total Health Care				19,180,969

Housing ― 10.1%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,045,580
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	1,015,400
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,535,187
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,015,900
Residential, Series A	3.850%	9/1/2042	1,000,000	1,026,010
Total Housing				8,638,077

Industrial Revenue ― 0.7%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	566,531
Total Industrial Revenue				566,531

Leasing ― 1.2%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,070,570
Total Leasing				1,070,570

Local General Obligation ― 13.5%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,246,129
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,307,846
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,215,100
County of Montgomery, Maryland	1.300%	11/1/2037	2,000,000	2,000,000	(c)

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 13.5% (Continued)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	$1,000,000	$1,012,820
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,070,140
State of Maryland	4.000%	8/1/2029	500,000	538,740
State of Maryland	5.000%	3/15/2031	1,000,000	1,207,690
Total Local General Obligation				11,598,465

Pre-Refunded/Escrowed to Maturity(b) ― 15.8%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,273,176
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,324,200
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,025,640
James Lawrence Kernan Hospital	5.000%	7/1/2034	950,000	958,123
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,008,860
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	15,194
Total Pre-Refunded/Escrowed to Maturity				13,605,193

Special Tax Obligation ― 3.6%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	2,995,000	3,124,264
Total Special Tax Obligation				3,124,264

Transporatation ― 6.4%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,429,570
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	2,043,700
Total Transporatation				5,473,270

Water & Sewer ― 8.9%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	1,170,000	1,241,487
Water Projects, FGIC	5.000%	7/1/2024	1,160,000	1,230,029
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	3,691,791
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	2.250%	6/1/2023	300,000	300,000	(c)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,169,610
Total Water & Sewer				7,632,917

Total Municipal Bonds ― 98.6% (Cost ― $80,459,924)				84,702,069
Other Assets in Excess of Liabilities ― 1.4%				1,163,699
Total Net Assets ― 100.0%				$85,865,768

(a) Zero coupon bond. Rate shown is effective yield of the position.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)
Ratings table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	36.2%
AA/Aa	35.1%
A	17.5%
BBB/Baa	11.2%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security	Shares	Value
Common Stocks ― 65.4%
Communication Services ― 0.7%
Walt Disney Co/The	9,000	$999,270
Total Communication Services		999,270

Consumer Discretionary ― 8.3%
Amazon.com Inc.	2,100	3,739,575	*
BorgWarner Inc.	43,880	1,685,431
Home Depot Inc/The	13,825	2,652,879
Royal Caribbean Cruises Ltd.	18,650	2,137,663
TJX Cos Inc.	40,655	2,163,253
Total Consumer Discretionary		12,378,801

Consumer Staples ― 6.0%
Costco Wholesale Corp.	11,440	2,770,082
CVS Health Corp.	22,000	1,186,460
Estee Lauder Cos. Inc., Class A Shares	18,890	3,127,239
PepsiCo Inc.	15,310	1,876,241
Total Consumer Staples		8,960,022

Financials ― 8.5%
Charles Schwab Corp/The	31,330	1,339,671
Citizens Financial Group Inc.	53,410	1,735,825
CME Group Inc.	11,435	1,881,972
Discover Financial Services	31,060	2,210,229
JPMorgan Chase & Co.	28,855	2,920,992
Prologis Inc.	22,800	1,640,460
Simon Property Group LP	4,805	875,519
Total Financials		12,604,668

Health Care ― 10.0%
Boston Scientific Corp.	78,340	3,006,689	*
Celgene Corp.	20,110	1,897,178	*
Chubb Limited	15,085	2,113,107
Teleflex Inc.	7,255	2,192,171
Thermo Fisher Scientific Inc.	9,370	2,564,756
UnitedHealth Group Inc.	12,500	3,090,750
Total Health Care		14,864,651

Industrials ― 10.8%
Bloom Energy Corp., Class A Shares	23,035	297,612	*
Cintas Corp.	13,625	2,753,749
Danaher Corp.	19,945	2,633,139
Eaton Corp. PLC	26,905	2,167,467
HD Supply Holdings Inc.	37,380	1,620,423	*
Illinois Tool Works Inc.	12,770	1,832,878
Union Pacific Corp.	13,525	2,261,380
Xylem Inc/NY	30,555	2,415,067
Total Industrials		15,981,715

Information Technology ― 19.0%
Adobe Systems Inc.	8,745	2,330,455	*
Alphabet Inc., Class A Shares	3,200	3,766,048	*
Analog Devices Inc.	14,000	1,473,780
Apple Inc.	18,485	3,511,226
Broadcom Inc.	5,470	1,644,883
Cognex Corp.	25,330	1,288,284
Facebook Inc.	12,820	2,136,966	*

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Security			Shares	Value
Information Technology ― 19.0% (Continued)
Intuit Inc.			7,575	$1,980,181
Microsoft Corp.			22,400	2,641,856
PayPal Holdings Inc.			23,450	2,435,048		*
Salesforce.com Inc.			14,690	2,326,455		*
Visa Inc., Class A Shares			17,385	2,715,363
Total Information Technology				28,250,545

Telecommunication Services ― 0.5%
AT&T Inc.			24,320	762,675
Total Telecommunication Services				762,675

Utilities ― 1.6%
American Water Works Co. Inc.			23,390	2,438,641
Total Utilities				2,438,641

Total Common Stocks (Cost ― $59,866,217)				97,240,988

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	$119,046	118,988
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	59,979	60,754
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	57,802	60,678
Total Collateralized Mortgage Obligations (Cost ― $241,051)				240,420

Corporate Bonds ― 15.4%
Consumer Discretionary ― 1.4%
Cintas Corp No 2	2.900%	4/1/2022	325,000	326,336
Comcast Corp.	3.375%	2/15/2025	210,000	214,096
Comcast Corp.	5.650%	6/15/2035	600,000	706,038
Ford Motor Credit Co LLC	8.125%	1/15/2020	610,000	632,339
Starbucks Corp.	2.450%	6/15/2026	250,000	236,861
Total Consumer Discretionary				2,115,670

Consumer Staples ― 0.7%
CVS Health Corp.	3.875%	7/20/2025	260,000	263,360
CVS Health Corp.	4.780%	3/25/2038	345,000	342,158
PepsiCo Inc.	3.100%	7/17/2022	390,000	397,501
Total Consumer Staples				1,003,019

Financials ― 6.4%
Aflac Inc.	4.000%	2/15/2022	400,000	414,798
American Express Credit Corp. (3M US LIBOR + 0.43%)	3.045%	3/3/2020	405,000	405,680	(a)
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	410,000	414,931	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/2026	550,000	550,832	(a)
Bank of America Corp.	4.183%	11/25/2027	525,000	533,584
BlackRock Inc.	4.250%	5/24/2021	400,000	415,060
Boston Properties LP	4.500%	12/1/2028	535,000	568,113
Citigroup Inc.	5.500%	9/13/2025	325,000	356,541
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,031,146
Goldman Sachs Group Inc.	3.500%	11/16/2026	330,000	325,907
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	520,033
JPMorgan Chase & Co.	4.250%	10/15/2020	515,000	526,832
Morgan Stanley	5.000%	11/24/2025	220,000	236,019
Simon Property Group LP	4.125%	12/1/2021	350,000	362,181
Simon Property Group LP	3.375%	12/1/2027	510,000	512,678
State Street Corp.	3.700%	11/20/2023	370,000	386,575

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 6.4% (Continued)
TD Ameritrade Holding Corp.	2.950%	4/1/2022	$325,000	$327,994
Toronto-Dominion Bank	1.450%	8/13/2019	715,000	711,959
Toronto-Dominion Bank	1.850%	9/11/2020	575,000	568,975
Westpac Banking Corp.	4.875%	11/19/2019	335,000	339,604
Total Financials				9,509,442

Health Care ― 1.5%
Celgene Corp.	3.900%	2/20/2028	365,000	372,981
Express Scripts Holding Co.	3.050%	11/30/2022	600,000	600,570
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	413,572
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	336,352
Medtronic Inc.	4.125%	3/15/2021	500,000	513,167
Total Health Care				2,236,642

Information Technology ― 1.9%
Apple Inc.	2.850%	2/23/2023	575,000	580,575
Microsoft Corp.	4.200%	11/3/2035	565,000	621,989
QUALCOMM Inc.	2.250%	5/20/2020	415,000	413,330
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.313%	1/30/2023	340,000	340,099	(a)
QUALCOMM Inc.	3.450%	5/20/2025	500,000	504,144
Texas Instruments Inc.	1.650%	8/3/2019	400,000	398,515
Total Information Technology				2,858,652

Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	425,000	438,507
Total Materials				438,507

Telecommunication Services ― 1.7%
AT&T Inc.	4.450%	4/1/2024	425,000	444,956
AT&T Inc.	4.350%	3/1/2029	465,000	475,460
Verizon Communications Inc.	4.329%	9/21/2028	327,000	346,124
Verizon Communications Inc.	3.875%	2/8/2029	410,000	420,198
Verizon Communications Inc.	4.500%	8/10/2033	350,000	370,460
Verizon Communications Inc.	5.250%	3/16/2037	335,000	377,350
Total Telecommunication Services				2,434,548

Utilities ― 1.5%
DTE Electric Co.	4.050%	5/15/2048	380,000	396,671
Duke Energy Carolinas LLC	3.350%	5/15/2022	955,000	984,354
Georgia Power Co.	3.250%	4/1/2026	345,000	338,116
Southern Power Co.	1.950%	12/15/2019	545,000	541,507
Total Utilities				2,260,648

Total Corporate Bonds (Cost ― $22,366,384)				22,857,128

Foreign Government Agency Issues ― 1.7%
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	968,913
International Finance Corp.	1.750%	3/30/2020	850,000	843,910
International Finance Corp.	2.000%	10/24/2022	785,000	776,371
Total Foreign Government Agency Issues (Cost ― $2,557,346)				2,589,194

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool G18082	5.000%	11/1/2020	$14,204	$14,515
Gold Pool G12379	4.500%	6/1/2021	14,522	14,781
Gold Pool J04311	6.000%	2/1/2022	17,812	18,223
Gold Pool C91417	3.500%	1/1/2032	122,651	126,255
Gold Pool A35826	5.000%	7/1/2035	42,950	45,472
Gold Pool G08112	6.000%	2/1/2036	83,589	92,145
Gold Pool G02564	6.500%	1/1/2037	44,972	53,405
Gold Pool G08179	5.500%	2/1/2037	31,937	35,103
Gold Pool A65694	6.000%	9/1/2037	38,573	42,443
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	14	16
Pool 808156	4.500%	2/1/2035	9,617	10,018
Pool 891596	5.500%	6/1/2036	979	1,075
Pool 190375	5.500%	11/1/2036	5,431	5,975
Pool 916386	6.000%	5/1/2037	34,938	38,201
Pool 946594	6.000%	9/1/2037	30,719	33,451
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	139,216	149,507
Gold Pool 003922M	7.000%	11/20/2036	21,025	24,540
Total Mortgage Backed Securities (Cost ― $651,774)				705,125

U.S. Government & Agency Obligations ― 8.6%
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	167,003
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	243,525
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	156,805
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	524,913
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	508,931
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	635,000	835,979
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	417,797
United States Treasury Bonds	7.875%	2/15/2021	800,000	881,312
United States Treasury Bonds	8.000%	11/15/2021	250,000	286,206
United States Treasury Bonds	7.250%	8/15/2022	780,000	905,866
United States Treasury Bonds	7.625%	11/15/2022	850,000	1,008,279
United States Treasury Bonds	7.125%	2/15/2023	325,000	383,532
United States Treasury Bonds	6.250%	8/15/2023	550,000	641,137
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,406,782
United States Treasury Bonds	7.625%	2/15/2025	390,000	503,458
United States Treasury Bonds	6.875%	8/15/2025	100,000	126,900
United States Treasury Bonds	6.750%	8/15/2026	90,000	116,742
United States Treasury Bonds	6.500%	11/15/2026	135,000	173,905
United States Treasury Bonds	6.125%	11/15/2027	215,000	277,312
United States Treasury Bonds	5.500%	8/15/2028	335,000	421,596
United States Treasury Bonds	3.500%	2/15/2039	573,000	649,504
United States Treasury Bonds	4.375%	11/15/2039	204,000	259,311
United States Treasury Notes	3.625%	2/15/2020	625,000	631,311
United States Treasury Notes	3.500%	5/15/2020	420,000	425,086
United States Treasury Notes	2.625%	8/15/2020	900,000	903,111
Total U.S. Government & Agency Obligations (Cost ― $12,525,298)				12,856,303

Short-Term Investment ― 8.2%			Shares
Fidelity Investments Money Market - Government Portfolio - Class I	2.310%		12,178,523	12,178,523	(b)
Total Short-Term Investment (Cost ― $12,178,523)				12,178,523

Total Investments ― 99.9% (Cost ― $110,386,593)				148,667,681
Other Assets in Excess of Liabilities ― 0.1%				96,797
Total Net Assets ― 100.0%				$148,764,478

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	The rate is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI")
and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security	Shares	Value
Common Stocks ― 69.4%
Communication Services ― 0.7%
Walt Disney Co/The	2,260	$250,928
Total Communication Services		250,928

Consumer Discretionary ― 8.8%
Amazon.com Inc.	520	925,990	*
BorgWarner Inc.	11,230	431,344
Home Depot Inc/The	3,160	606,372
Royal Caribbean Cruises Ltd.	4,715	540,433
TJX Cos Inc.	10,250	545,403
Total Consumer Discretionary		3,049,542

Consumer Staples ― 6.6%
Costco Wholesale Corp.	2,815	681,624
CVS Health Corp.	5,820	313,873
Estee Lauder Cos. Inc., Class A Shares	4,750	786,362
PepsiCo Inc.	4,005	490,813
Total Consumer Staples		2,272,672

Financials ― 9.2%
Charles Schwab Corp/The	7,655	327,328
Citizens Financial Group Inc.	13,935	452,888
CME Group Inc.	2,860	470,699
Discover Financial Services	7,820	556,471
JPMorgan Chase & Co.	7,280	736,954
Prologis Inc.	5,805	417,670
Simon Property Group LP	1,155	210,453
Total Financials		3,172,463

Health Care ― 10.0%
Boston Scientific Corp.	18,580	713,100	*
Celgene Corp.	2,690	253,775	*
Chubb Limited	3,850	539,308
Teleflex Inc.	1,820	549,931
Thermo Fisher Scientific Inc.	2,290	626,819
UnitedHealth Group Inc.	3,035	750,434
Total Health Care		3,433,367

Industrials ― 11.4%
Bloom Energy Corp.	6,945	89,729	*
Cintas Corp.	3,340	675,047
Danaher Corp.	4,805	634,356
Eaton Corp. PLC	6,400	515,584
HD Supply Holdings Inc.	9,905	429,382	*
Illinois Tool Works Inc.	2,970	426,284
Union Pacific Corp.	3,330	556,776
Xylem Inc/NY	7,395	584,501
Total Industrials		3,911,659

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Security			Shares	Value
Information Technology ― 20.4%
Adobe Systems Inc.			2,210	$588,943		*
Alphabet Inc., Class A Shares			805	947,397		*
Analog Devices Inc.			3,375	355,286
Apple Inc.			4,635	880,418
Broadcom Inc.			1,220	366,866
Cognex Corp.			5,805	295,242
Facebook Inc.			3,260	543,410		*
Intuit Inc.			1,905	497,986
Microsoft Corp.			5,635	664,592
PayPal Holdings Inc.			5,860	608,502		*
Salesforce.com Inc.			3,700	585,969		*
Visa Inc., Class A Shares			4,360	680,988
Total Information Technology				7,015,599

Telecommunication Services ― 0.6%
AT&T Inc.			6,525	204,624
Total Telecommunication Services				204,624

Utilities ― 1.7%
American Water Works Co. Inc.			5,675	591,676
Total Utilities				591,676

Total Common Stocks (Cost ― $14,253,316)				23,902,530

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	$17,994	18,226
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	7,948	8,343
Total Collateralized Mortgage Obligations (Cost ― $26,698)				26,569

Corporate Bonds ― 16.9%
Consumer Discretionary ― 1.8%
Cintas Corp No 2	2.900%	4/1/2022	100,000	100,411
Comcast Corp.	3.375%	2/15/2025	70,000	71,365
Comcast Corp.	5.650%	6/15/2035	200,000	235,346
Ford Motor Credit Co LLC	8.125%	1/15/2020	195,000	202,142
Total Consumer Discretionary				609,264

Consumer Staples ― 0.7%
CVS Health Corp.	4.780%	3/25/2038	105,000	104,135
PepsiCo Inc.	3.100%	7/17/2022	135,000	137,596
Total Consumer Staples				241,731

Financials ― 4.9%
Aflac Inc.	4.000%	2/15/2022	130,000	134,809
American Express Credit Corp.	2.200%	3/3/2020	125,000	124,456
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	130,000	131,564	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/2026	160,000	160,242	(a)
Bank of America Corp.	4.183%	11/25/2027	165,000	167,698
Citigroup Inc.	5.500%	9/13/2025	110,000	120,675

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 4.9% (Continued)
Intercontinental Exchange Inc.	3.750%	12/1/2025	$75,000	$78,005
Morgan Stanley	5.000%	11/24/2025	70,000	75,097
Simon Property Group LP	4.125%	12/1/2021	110,000	113,828
Simon Property Group LP	3.375%	12/1/2027	155,000	155,814
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	126,152
Toronto-Dominion Bank	1.850%	9/11/2020	200,000	197,904
Westpac Banking Corp.	4.875%	11/19/2019	110,000	111,512
Total Financials				1,697,756

Health Care ― 2.6%
Boston Properties LP	4.500%	12/1/2028	155,000	164,593
Celgene Corp.	3.900%	2/20/2028	105,000	107,296
Express Scripts Holding Co.	3.050%	11/30/2022	185,000	185,176
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	129,241
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	105,110
Medtronic Inc.	4.125%	3/15/2021	200,000	205,267
Total Health Care				896,683

Information Technology ― 2.3%
Apple Inc.	2.850%	2/23/2023	185,000	186,794
Microsoft Corp.	4.200%	11/3/2035	175,000	192,651
QUALCOMM Inc.	2.250%	5/20/2020	135,000	134,457
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.313%	1/30/2023	110,000	110,032	(a)
QUALCOMM Inc.	3.450%	5/20/2025	175,000	176,450
Total Information Technology				800,384

Materials ― 0.4%
Nutrien Ltd.	4.200%	4/1/2029	110,000	113,496
Total Materials				113,496

Telecommunication Services ― 2.1%
AT&T Inc.	4.450%	4/1/2024	150,000	157,044
AT&T Inc.	4.350%	3/1/2029	115,000	117,587
Verizon Communications Inc.	4.329%	9/21/2028	104,000	110,082
Verizon Communications Inc.	3.875%	2/8/2029	100,000	102,487
Verizon Communications Inc.	4.500%	8/10/2033	110,000	116,430
Verizon Communications Inc.	5.250%	3/16/2037	105,000	118,274
Total Telecommunication Services				721,904

Utilities ― 2.1%
DTE Electric Co.	4.050%	5/15/2048	120,000	125,264
Duke Energy Carolinas LLC	3.350%	5/15/2022	275,000	283,453
Georgia Power Co.	3.250%	4/1/2026	100,000	98,005
Southern Power Co.	1.950%	12/15/2019	220,000	218,590
Total Utilities				725,312

Total Corporate Bonds (Cost ― $5,666,320)				5,806,530

Foreign Government Agency Issues ― 2.3%
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	281,297
International Finance Corp.	1.750%	3/30/2020	270,000	268,066
International Finance Corp.	2.000%	10/24/2022	255,000	252,197
Total Foreign Government Agency Issues (Cost ― $792,685)				801,560

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	$43,288	$44,560
Gold Pool A35826	5.000%	7/1/2035	18,713	19,812
Gold Pool A49479	5.000%	6/1/2036	22,564	24,300
Gold Pool A65694	6.000%	9/1/2037	26,041	28,654
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/2022	2,104	2,139
Pool 995262	5.500%	1/1/2024	12,882	13,370
Pool 891596	5.500%	6/1/2036	24,465	26,880
Pool 900936	6.500%	2/1/2037	2,802	3,095
Pool 946594	6.000%	9/1/2037	18,823	20,497
Total Mortgage Backed Securities (Cost ― $171,162)				183,307

U.S. Government & Agency Obligations ― 9.3%
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	35,000	47,723
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	96,695
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	161,488
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	144,815
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	503,286
United States Treasury Bonds	7.875%	2/15/2021	250,000	275,410
United States Treasury Bonds	8.000%	11/15/2021	75,000	85,862
United States Treasury Bonds	7.250%	8/15/2022	400,000	464,547
United States Treasury Bonds	7.625%	11/15/2022	250,000	296,553
United States Treasury Bonds	6.250%	8/15/2023	90,000	104,913
United States Treasury Bonds	7.500%	11/15/2024	265,000	337,373
United States Treasury Bonds	6.875%	8/15/2025	50,000	63,450
United States Treasury Bonds	6.750%	8/15/2026	30,000	38,914
United States Treasury Bonds	5.500%	8/15/2028	10,000	12,585
United States Treasury Bonds	3.500%	2/15/2039	131,000	148,491
United States Treasury Bonds	4.375%	11/15/2039	242,000	307,614
United States Treasury Notes	3.625%	2/15/2020	125,000	126,262
Total U.S. Government & Agency Obligations (Cost ― $3,015,955)				3,215,981

			Shares
Short-Term Investment ― 1.7%
Fidelity Institutional Money Market - Government Portfolio - Class I	2.310%		572,460	572,460	(b)
Tota Short-Term Investment (Cost ― $572,460)				572,460

Total Investments ― 100.2% (Cost ― $24,498,596)				34,508,937
Liabilities in Excess of Other Assets ― (0.2)%				(77,763)
Total Net Assets ― 100.0%				$34,431,174

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI")
and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

1919 Funds
Schedule of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$220,650,603	$-	$-	$220,650,603
Total long-term investments	220,650,603	-	-	220,650,603
Short-term investments	3,576,129	-	-	3,576,129
Total investments	$224,226,732	$-	$-	$224,226,732

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$84,702,069	$-	$84,702,069
Total long-term investments	-	84,702,069	-	84,702,069
Total investments	$-	$84,702,069	$-	$84,702,069

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$97,240,988	$-	$-	$97,240,988
Collateralized Mortgage Obligations	-	240,420	-	240,420
Corporate Bonds	-	22,857,128	-	22,857,128
Foreign Government Agency Issues	-	2,589,194	-	2,589,194
Mortgage-Backed Securities	-	705,125	-	705,125
U.S. Government & Agency Obligations	-	12,856,303	-	12,856,303
Total long-term investments	$97,240,988	$39,248,170	$-	$136,489,158
Short-term investments	12,178,523	-	-	12,178,523
Total investments	$109,419,511	$39,248,170	$-	$148,667,681

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$23,902,530	$-	$-	$23,902,530
Collateralized Mortgage Obligations	-	26,569	-	26,569
Corporate Bonds	-	5,806,530	-	5,806,530
Foreign Government Agency Issues	-	801,560	-	801,560
Mortgage-Backed Securities	-	183,307	-	183,307
U.S. Government & Agency Obligations	-	3,215,981	-	3,215,981
Total long-term investments	$23,902,530	$10,033,947	$-	$33,936,477
Short-term investments	572,460		-	572,460
Total investments	$24,474,990	$10,033,947	$-	$34,508,937

* See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kasmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 28, 2019